Acquisition of Tiltan (Details) $ in Thousands			6 Months Ended		12 Months Ended
	Jun. 29, 2026 ILS (₪)	Jan. 12, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 30, 2025
Acquisition of Tiltan [Line Items]
Percentage of cash					75.00%	75.00%
Acquisition amount | $			$ 4,476
Forecast [Member]
Acquisition of Tiltan [Line Items]
Acquisition amount	₪ 35,700
Forecast [Member] | Secured Promissory Note [Member]
Acquisition of Tiltan [Line Items]
Acquisition amount	29,750
Tiltan Purchase Agreement [Member]
Acquisition of Tiltan [Line Items]
Acquisition percentage							100.00%
Total consideration | $		$ 69,400			$ 14,300
Business Combination | Forecast [Member]
Acquisition of Tiltan [Line Items]
Acquisition of equity portion	₪ 11,900
Common Stock [Member]
Acquisition of Tiltan [Line Items]
Percentage of cash					25.00%	25.00%
Tiltan Software Engineering Ltd [Member]
Acquisition of Tiltan [Line Items]
Contractual purchase price					$ 14,000	₪ 47,600,000